SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

Issuance of Series E Preferred Stock

The Company sold an additional 27,906 Depositary Shares representing its Series E Preferred Stock at prices ranging from $24.20 per share to $24.25 per share for net proceeds of approximately $663,000, pursuant to its ATM sales agreement subsequent to December 31, 2012 through the date of this report.  There are a total of 3,721,556 Depositary Shares representing Series E Preferred Stock outstanding as of the date of this report.

Issuance of Series D Preferred Stock

The Company sold an additional 216,068 shares of its Series D Preferred Stock at prices ranging from $44.54 per share to $46.02 per share for net proceeds of approximately $9.6 million, pursuant to its ATM sales agreement subsequent to December 31, 2012 through the date of this report.  There are a total of 4,424,889 shares of Series D Preferred Stock outstanding as of the date of this report.

Derivative Contracts

The Company entered into commodity derivative contracts subsequent to December 31, 2012, through the date of this report. The Company's objective for holding these commodity derivatives is to protect the operating revenues and cash flows related to a portion of its future natural gas and crude oil sales from the risk of significant declines in commodity prices, which helps insure the Company's ability to fund its capital expenditure budget.  The Company has not designated any of these commodity derivatives as hedges under ASC 815.

The table below is a summary of the Company's commodity derivatives entered into subsequent to December 31, 2012 through the date of this report:

			Weighted Avg
Natural Gas	Period	MMBtu/d	Price per MMBtu
Swaps	Apr 2013 - Dec 2013	10,000	$3.83
	Jan 2014 - Dec 2014	5,000	$4.26

Floors purchased (put)	Jan 2014 - Dec 2014	10,000	$4.25

Floors sold (put)	Jan 2014 - Dec 2014	10,000	$3.75

Ceilings purchased (call)	Apr 2013 - Dec 2013	10,000	$6.00
	Jan 2014 - Dec 2014	10,000	$6.15

Ceilings sold (call)	Jan 2014 - Dec 2014	10,000	$4.78

			Weighted Avg Price per Bbl
Crude Oil	Period	Bbl/d
Swaps	Jan 2013 - Jan 2013	2,200	$94.00
	Feb 2013 - Dec 2013	4,450	$93.00

Floors purchased (put)	Feb 2013 - Dec 2013	1,750	$90.00

Floors sold (put)	Feb 2013 - Dec 2013	4,000	$80.00

Ceilings purchased (call)	Feb 2013 - Dec 2013	2,250	$100.00

Ceilings sold (call)	Jan 2015 - Dec 2015	1,570	$120.00

Common Stock Options Granted to Employees, Management and Board Members

On January 17, 2013, the Company granted 3,942,575 common stock options to officers, executives, and employees of the Company, with an exercise price of $4.16, of which 3,080,000 have a term of 10 years and 862,575 have a term of 5 years. The options vest over a 3-year period with 25% of the options vesting immediately. The Company also granted to board members 420,000 common stock options, which have a term of 10 years and vest immediately.

Increase in the Number of Authorized Common and Preferred Shares

On January 17, 2013, upon shareholder approval, the Company’s certificate of incorporation was amended to increase the authorized number of shares of common stock from 250,000,000 to 350,000,000, and the Magnum Hunter Resources Corporation Amended and Restated Stock Incentive Plan was amended to increase the aggregate number of shares of the Company’s common stock that may be issued under the plan from 20,000,000 to 27,500,000.

Issuance of Series A Preferred Units of Eureka Hunter Holdings

Eureka Hunter Holdings has issued 229,434 Series A Preferred units with a redemption value of $4.6 million for dividends paid in kind subsequent to December 31, 2012 through May 1, 2012.

On April 11, 2013, Eureka Hunter Holdings issued 1,000,000 Series A Preferred Units to Ridgeline for net proceeds of $19.8 million, net of transaction costs. The Series A Preferred Units outstanding at the date of this report represent 39.5% of the ownership of Eureka Hunter Holdings on a basis as converted to Class A Common Units of Eureka Holdings.

Fourteenth Amendment to the Second Amended and Restated Credit Agreement

On February 25, 2013, pursuant to the Fourteenth Amendment to the Second Amended and Restated Credit Agreement, the MHR Senior Revolving Credit Facility was amended to eliminate the non-conforming borrowing base and increase the conforming borrowing base from $306.25 million to $350.0 million. The Fourteenth Amendment also increased the permitted debt basket for senior unsecured notes of the Company from $650.0 million to $800.0 million in principal amount, which will permit the Company to issue up to $200.0 million in principal amount of Senior Notes in the future, in addition to the $600.0 million aggregate principal amount of Senior Notes currently outstanding. Under this facility, the borrowing base will be automatically reduced by $0.25 for each $1.00 in principal amount of any Senior Notes issued by the Company in the future.

Amendment to Eureka Hunter Holdings Operating Agreement

On March 7, 2013, the Company and Ridgeline entered into the second amendment to the amended and restated limited liability company agreement of Eureka Hunter Holdings. The amendment provided for an equity contribution of $30.0 million by Magnum Hunter in March 2013, in exchange for 1,500,000 newly issued Class A Common Units of Eureka Hunter Holdings. The amendment also provided that Ridgeline or another affiliate of ArcLight has the exclusive right to fund the next $20.0 million of Eureka Hunter Holding's capital requirements, which Ridgeline did in April 2013, and then the next $70.5 million of such capital requirements will be funded by Ridgeline and the Company on a 40%/60% basis. After giving effect to this equity contribution by Magnum Hunter and the issuances of Series A Preferred Units noted above, as of May 1, 2013, the Company had a 58.3% controlling interest in Eureka Hunter Holdings.

Fifteenth Amendment to the Second Amended and Restated Credit Agreement

On March 17, 2013, pursuant to the Fifteenth Amendment to Second Amended and Restated Credit Agreement and Limited Consent (the “Fifteenth Amendment”), the deadline under the MHR Senior Revolving Credit Facility for the Company's delivery of its audited fiscal 2012 financial statements to the lenders under the MHR Senior Revolving Credit Facility was extended to May 20, 2013 (such date, the “Senior Credit Agreement Delivery Date”); provided, however, that, in the event that the requisite noteholders under the Company's senior notes indenture (the “Indenture”) agree to extend the date by which the Company is required to deliver its audited financial statements under the Indenture (such date, the “Indenture Delivery Date”), the Senior Credit Agreement Delivery Date will be further extended to the earlier of (i) three business days before the Indenture Delivery Date (as so extended), and (ii) June 17, 2013. In addition, under the Fifteenth Amendment, the lenders under the MHR Senior Credit Facility waived any event of default under the MHR Senior Revolving Credit Facility that may occur as a result of any default occurring under the Indenture due to the Company's failure to timely file its Annual Report on Form 10-K with the Securities and Exchange Commission.
Sixteenth Amendment to the Second Amended and Restated Credit Agreement

On April 2, 2013, pursuant to the Sixteenth Amendment to Second Amended and Restated Credit Agreement and Limited Consent (the “Sixteenth Amendment”), the lenders under the MHR Senior Revolving Credit Facility waived the requirement that 100% of the consideration the Company received for the sale of the stock of Eagle Ford Hunter, Inc. to Penn Virginia Oil & Gas Corporation be cash. In addition, pursuant to the Sixteenth Amendment, the MHR Senior Revolving Credit Facility was amended to permit the Company's investment in, and any later disposition of, the common stock of Penn Virginia Corporation that was received by the Company upon the sale of stock of Eagle Ford Hunter, Inc.
Seventeenth Amendment to the Second Amended and Restated Credit Agreement
On April 23, 2013, pursuant to the Seventeenth Amendment to Second Amended and Restated Credit Agreement and Limited Consent (the “Seventeenth Amendment”), the MHR Senior Revolving Credit Facility was amended to, among other things, provide for the decrease of the borrowing base from $350 million to $265 million, effective upon the closing of the Company's sale of 100% of the outstanding capital stock of Eagle Ford Hunter, Inc., the Company's wholly owned subsidiary, to Penn Virginia Oil & Gas Corporation pursuant to a stock purchase agreement dated April 2, 2013. In addition, pursuant to the Seventeenth Amendment, the deadline under the MHR Senior Revolving Credit Facility for the Company's delivery of its audited 2012 annual financial statements to the lenders under the MHR Senior Revolving Credit Facility was extended to the earlier of (i) 57 days after notice to the Company by the trustee under the Company's senior notes (the “Senior Notes”) of the Company's failure to comply with Section 4.02(a) of the indenture governing the Senior Notes (concerning the delivery of reports under the Securities Exchange Act of 1934) and (ii) June 17, 2013. The deadline under the MHR Senior Revolving Credit Facility for the Company's delivery of its first quarter 2013 financial statements to the lenders under the MHR Senior Revolving Credit Facility was also extended, to the earlier of (i) 30 days after the delivery date of the audited 2012 annual financial statements under the new deadline and (ii) July 12, 2013. Under the Seventeenth Amendment, the lenders under the MHR Senior Revolving Credit Facility waived any event of default under the facility that may occur as a result of a default occurring under the Indenture due to the Company's failure to comply with Section 4.02(a) of the Indenture with respect to the Company's Form 10-Q for the quarterly period ended March 31, 2013. The Seventeenth Amendment also revises Section 9.18 of the MHR Senior Revolving Credit Facility to clarify that existing maximum hedging limits apply to each of crude oil (including natural gas liquids) and natural gas independently, with neither commodity impacting the Company's ability to hedge the other.
Sale of Eagle Ford Hunter

On April 24, 2013, the Company sold of all of its ownership interest in its wholly owned subsidiary, Eagle Ford Hunter, to an affiliate of Penn Virginia Corporation for a total purchase price of approximately $422.1 million made up of cash payment of $379.8 million (after initial purchase price adjustments) and 10.0 million shares of common stock of Penn Virginia Corporation valued at approximately $42.3 million. The effective date of the sale was January 1, 2013. Upon closing of the sale, $325 million of sale proceeds were used to pay down outstanding borrowings under the MHR Senior Revolving Credit Facility.

On June 24, 2011, the Company entered into a 40-month drilling contract, for a term from July 1, 2011 through October 31, 2014. The Company's remaining maximum liability under the drilling contract, which would apply if the Company terminated the contract before the end of its term, was approximately $10.7 million as of December 31, 2012. This drilling contract was assigned to the purchaser of Eagle Ford Hunter in connection with the sale of Eagle Ford Hunter in April 2013.

Purchase of Drilling Rig

On May 7, 2013, the Company, through its wholly-owned subsidiary, Alpha Hunter Drilling, LLC, completed the purchase of a new drilling rig intended for use in the Utica and Marcellus Shale formations located in southeastern Ohio and West Virginia. Costs to acquire and install the rig were $10.1 million, of which $1.1 million remains due in equal installments over twelve months beginning in June 2013.